Concentrations of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2018
Concentrations of Credit Risks
Summary of allocation of portfolio balance by state

	December 31, 2018		December 31, 2017
	Successor		Predecessor
	Balance	Percentage of	Balance	Percentage of
State	Outstanding	Total Outstanding	Outstanding	Total Outstanding
Alabama	$10,328	11.5%	$12,808	11.3%
Arizona	10,058	11.2	11,994	10.6
California	27,302	30.4	39,835	35.1
Mississippi	6,825	7.6	7,409	6.5
Virginia	10,328	11.5	12,018	10.6
Other retail segment states	19,578	21.8	19,696	17.4
Other internet segment states	5,389	6.0	9,608	8.5
Total	$89,808	100.0%	$113,368	100.0%